Loans - Loans' Credit Quality (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 3,614,725	$ 4,049,457
Commercial loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	469,596	608,620
Commercial loans | Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Total loans	25,361	40,733
Commercial loans | Governments
Financing Receivable, Recorded Investment [Line Items]
Total loans	112,412	225,178
Commercial loans | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Total loans	331,823	342,709
Commercial real estate loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	610,507	678,976
Commercial real estate loans | Commercial mortgage
Financing Receivable, Recorded Investment [Line Items]
Total loans	581,622	665,369
Commercial real estate loans | Construction
Financing Receivable, Recorded Investment [Line Items]
Total loans	28,885	13,607
Consumer loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	198,089	227,821
Consumer loans | Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Total loans	5,582	12,915
Consumer loans | Automobile financing
Financing Receivable, Recorded Investment [Line Items]
Total loans	19,982	19,864
Consumer loans | Credit card
Financing Receivable, Recorded Investment [Line Items]
Total loans	78,541	78,958
Consumer loans | Other consumer
Financing Receivable, Recorded Investment [Line Items]
Total loans	93,984	116,084
Residential mortgage loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,336,533	2,534,040
Pass
Financing Receivable, Recorded Investment [Line Items]
Total loans	3,380,460	3,753,571
Pass | Commercial loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	453,511	583,798
Pass | Commercial loans | Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Total loans	22,976	36,017
Pass | Commercial loans | Governments
Financing Receivable, Recorded Investment [Line Items]
Total loans	104,611	213,928
Pass | Commercial loans | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Total loans	325,924	333,853
Pass | Commercial real estate loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	531,803	555,802
Pass | Commercial real estate loans | Commercial mortgage
Financing Receivable, Recorded Investment [Line Items]
Total loans	502,918	542,195
Pass | Commercial real estate loans | Construction
Financing Receivable, Recorded Investment [Line Items]
Total loans	28,885	13,607
Pass | Consumer loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	194,339	222,248
Pass | Consumer loans | Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Total loans	5,533	11,618
Pass | Consumer loans | Automobile financing
Financing Receivable, Recorded Investment [Line Items]
Total loans	19,309	19,378
Pass | Consumer loans | Credit card
Financing Receivable, Recorded Investment [Line Items]
Total loans	78,149	78,826
Pass | Consumer loans | Other consumer
Financing Receivable, Recorded Investment [Line Items]
Total loans	91,348	112,426
Pass | Residential mortgage loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,200,807	2,391,723
Special mention
Financing Receivable, Recorded Investment [Line Items]
Total loans	116,301	150,489
Special mention | Commercial loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	6,568	19,876
Special mention | Commercial loans | Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,145	4,493
Special mention | Commercial loans | Governments
Financing Receivable, Recorded Investment [Line Items]
Total loans	301	11,250
Special mention | Commercial loans | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Total loans	4,122	4,133
Special mention | Commercial real estate loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	71,038	86,285
Special mention | Commercial real estate loans | Commercial mortgage
Financing Receivable, Recorded Investment [Line Items]
Total loans	71,038	86,285
Special mention | Commercial real estate loans | Construction
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	0
Special mention | Consumer loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,956	1,750
Special mention | Consumer loans | Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Total loans	32	54
Special mention | Consumer loans | Automobile financing
Financing Receivable, Recorded Investment [Line Items]
Total loans	360	388
Special mention | Consumer loans | Credit card
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	0
Special mention | Consumer loans | Other consumer
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,564	1,308
Special mention | Residential mortgage loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	36,739	42,578
Substandard
Financing Receivable, Recorded Investment [Line Items]
Total loans	69,501	80,145
Substandard | Commercial loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	8,932	4,303
Substandard | Commercial loans | Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Total loans	238	197
Substandard | Commercial loans | Governments
Financing Receivable, Recorded Investment [Line Items]
Total loans	7,500	0
Substandard | Commercial loans | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,194	4,106
Substandard | Commercial real estate loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,702	26,629
Substandard | Commercial real estate loans | Commercial mortgage
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,702	26,629
Substandard | Commercial real estate loans | Construction
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	0
Substandard | Consumer loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	780	2,420
Substandard | Consumer loans | Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	1,232
Substandard | Consumer loans | Automobile financing
Financing Receivable, Recorded Investment [Line Items]
Total loans	28	0
Substandard | Consumer loans | Credit card
Financing Receivable, Recorded Investment [Line Items]
Total loans	392	132
Substandard | Consumer loans | Other consumer
Financing Receivable, Recorded Investment [Line Items]
Total loans	360	1,056
Substandard | Residential mortgage loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	58,087	46,793
Non-accrual
Financing Receivable, Recorded Investment [Line Items]
Total loans	48,463	65,252
Non-accrual | Commercial loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	585	643
Non-accrual | Commercial loans | Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Total loans	2	26
Non-accrual | Commercial loans | Governments
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	0
Non-accrual | Commercial loans | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Total loans	583	617
Non-accrual | Commercial real estate loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	5,964	10,260
Non-accrual | Commercial real estate loans | Commercial mortgage
Financing Receivable, Recorded Investment [Line Items]
Total loans	5,964	10,260
Non-accrual | Commercial real estate loans | Construction
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	0
Non-accrual | Consumer loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,014	1,403
Non-accrual | Consumer loans | Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Total loans	17	11
Non-accrual | Consumer loans | Automobile financing
Financing Receivable, Recorded Investment [Line Items]
Total loans	285	98
Non-accrual | Consumer loans | Credit card
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	0
Non-accrual | Consumer loans | Other consumer
Financing Receivable, Recorded Investment [Line Items]
Total loans	712	1,294
Non-accrual | Residential mortgage loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 40,900	$ 52,946